Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2023 £m	2022 £m	2021 £m
Profit attributable to ordinary shareholders – basic and diluted[1]	4,933	3,389	5,355

	2023 million	2022 million	2021 million
Weighted average number of ordinary shares in issue – basic	64,953	68,847	70,937
Adjustment for share options and awards	807	835	848
Weighted average number of ordinary shares in issue – diluted	65,760	69,682	71,785

Basic earnings per share[1]	7.6p	4.9p	7.5p
Diluted earnings per share[1]	7.5p	4.9p	7.5p
1    Restated for the adoption of IFRS 17; see notes 1 and 54.